Note 5 - Goodwill and Intangible Assets (Details) (USD $)	6 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended			3 Months Ended	6 Months Ended		3 Months Ended	6 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Oct. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2014 Successor [Member]	Jun. 30, 2014 Successor [Member]	Dec. 31, 2013 Successor [Member]	Jun. 30, 2014 Predecessor [Member]	Jun. 30, 2014 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Jun. 30, 2014 Customer Relationships [Member] Minimum [Member]	Dec. 31, 2013 Customer Relationships [Member] Minimum [Member]	Jun. 30, 2014 Customer Relationships [Member] Maximum [Member]	Dec. 31, 2013 Customer Relationships [Member] Maximum [Member]	Jun. 30, 2014 Customer Relationships [Member]	Dec. 31, 2013 Customer Relationships [Member]	Jun. 30, 2014 Developed Technology Rights [Member] Minimum [Member]	Dec. 31, 2013 Developed Technology Rights [Member] Minimum [Member]	Jun. 30, 2014 Developed Technology Rights [Member] Maximum [Member]	Dec. 31, 2013 Developed Technology Rights [Member] Maximum [Member]	Jun. 30, 2014 Developed Technology Rights [Member]	Dec. 31, 2013 Developed Technology Rights [Member]
Note 5 - Goodwill and Intangible Assets (Details) [Line Items]
Goodwill, Impaired, Accumulated Impairment Loss						$ 57,515,000
Goodwill, Impairment Loss		0	0		0	0
Finite-Lived Intangible Asset, Useful Life													8 years	8 years	20 years	20 years			7 years	7 years	10 years	10 years
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	15 years			15 years													16 years	16 years					10 years	10 years
Amortization of Intangible Assets		8,878,000	22,376,000		27,100,000	28,578,000	16,004	29,321,000		6,692	13,427,000
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months		53,266,000		53,266,000
Finite-Lived Intangible Assets, Amortization Expense, Year Two		53,266,000		53,266,000
Finite-Lived Intangible Assets, Amortization Expense, Year Three		53,266,000		53,266,000
Finite-Lived Intangible Assets, Amortization Expense, Year Four		53,266,000		53,266,000
Finite-Lived Intangible Assets, Amortization Expense, Year Five		53,266,000		53,266,000
Impairment of Intangible Assets, Finite-lived						46,438,000
Indefinite-Lived Trade Names	$ 71,033,000	$ 70,913,000		$ 70,913,000					$ 70,913,000			$ 58,417,000